LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Lease liabilities [abstract]
Schedule of lease liabilities

		Consolidated
	12/31/2022	12/31/2021
Leases	1,916,636	1,790,193
Present value adjustment - Leases	(1,222,790)	(1,178,642)
Leases	693,846	611,551
Classified:
Current	177,010	119,047
Non-current	516,836	492,504
Leases	693,846	611,551

Schedule of movement of lease liabilities

		Consolidated
	12/31/2022	12/31/2021
Opening balance	611,551	530,131
New leases	29,633	69,379
Present Value Adjustments - New leases	(3,300)	(7,273)
Contract review	99,419	109,860
Write-off	(781)	(38,626)
Payments	(155,995)	(114,303)
Interest appropriated	69,510	62,470
Acquisition of companies	45,352
Exchange variation	(1,543)	(87)
Net balance	693,846	611,551

Schedule of expected minimum payments

				Consolidated
	Less than one year	Between one and five years	Over five years	Total
Leases	183,928	419,882	1,312,826	1,916,636
Present value adjustment - Leases	(6,918)	(124,826)	(1,091,046)	(1,222,790)
Total lease liabilities	177,010	295,056	221,780	693,846

Schedule of recoverable pis confins

		Consolidated
	12/31/2022	12/31/2021
Leases	1,835,101	1,777,209
Present value adjustment - Leases	(1,221,378)	(1,177,668)
Potencial PIS and COFINS credit	169,747	164,392
Present value adjustment – Potential PIS and COFINS credit	(112,977)	(108,934)

Schedule of measurement of the lease liability

			Consolidated
	12/31/2022	12/31/2021	12/31/2020
Contract less than 12 months	995	339	549
Lower Assets value	5,859	4,975	9,563
Variable lease payments	325,913	498,529	270,449
Total	332,767	503,843	280,561